Note 14 - Investments in non-consolidated companies - Summary of Investments in Non-consolidated Companies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in investments in subsidiaries joint ventures and associates [abstract]
At the beginning of the year	$ 1,540,646	$ 1,383,774
Translation differences	110,801	7,336	$ (11,085)
Equity in earnings of non-consolidated companies	79,411	242,743
Impairment loss in non-consolidated companies		(34,041)
Dividends and distributions declared	(69,216)	(64,189)
Acquisition of non-consolidated companies	22,661
Decrease due to step-acquisition	(23,453)
(Decrease) / increase in equity reserves and others	(52,046)	5,023
At the end of the year	$ 1,608,804	$ 1,540,646	$ 1,383,774